Short Term Borrowings - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Short-term borrowings	$ 6.6	$ 5.0	$ 5.9
Weighted average interest rate on borrowings		6.00%	6.00%